Share-based payments transactions - Disclosure of Indirect Measurement of Fair Value of Restricted Shares Granted During Period (Details) - Global Blue Management Incentive Plan share in Thousands				12 Months Ended
	Sep. 14, 2022 $ / shares	Oct. 12, 2021 $ / shares	Oct. 23, 2020 $ / shares	Mar. 31, 2023 share	Mar. 31, 2022 share	Mar. 31, 2021 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | share				0	0	8,457
RSA 2020 NED | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.14%
Fair value per share (in USD per share)			$ 8.62
RSA 2020 NED | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.17%
Fair value per share (in USD per share)			$ 8.61
RSA 2020 NED | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.22%
Fair value per share (in USD per share)			$ 8.58
RSA 2020 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.14%
Fair value per share (in USD per share)			$ 6.91
RSA 2020 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.17%
Fair value per share (in USD per share)			$ 6.90
RSA 2020 | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.23%
Fair value per share (in USD per share)			$ 6.88
RSA 2020 | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)			$ 8.64
Risk free interest rate			0.31%
Fair value per share (in USD per share)			$ 6.84
RSA 2020 MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	4.21%
Fair value per share (in USD per share)	$ 3.64
RSA 2020 MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	4.22%
Fair value per share (in USD per share)	$ 3.49
RSA 2021 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.10%
Fair value per share (in USD per share)		$ 5.41
RSA 2021 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.21%
Fair value per share (in USD per share)		$ 5.39
RSA 2021 | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.40%
Fair value per share (in USD per share)		$ 5.35
RSA 2021 | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.62%
Fair value per share (in USD per share)		$ 5.28
RSA 2021 MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	0.10%
Fair value per share (in USD per share)	$ 4.95
RSA 2021 MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	0.21%
Fair value per share (in USD per share)	$ 3.98
RSA 2021 MOD | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	0.40%
Fair value per share (in USD per share)	$ 3.83
RSA 2021 MOD | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	0.62%
Fair value per share (in USD per share)	$ 3.73
RSA 2021e | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.10%
Fair value per share (in USD per share)		$ 6.59
RSA 2021e | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 6.60
Risk free interest rate		0.21%
Fair value per share (in USD per share)		$ 6.57
RSA 2021e MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	4.24%
Fair value per share (in USD per share)	$ 6.59
RSA 2021e MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	4.24%
Fair value per share (in USD per share)	$ 4.63
RSA 2022 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	4.23%
Fair value per share (in USD per share)	$ 3.70
RSA 2022 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	4.21%
Fair value per share (in USD per share)	$ 3.55
RSA 2022 | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	4.03%
Fair value per share (in USD per share)	$ 3.42
RSA 2022 | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 4.83
Risk free interest rate	3.90%
Fair value per share (in USD per share)	$ 3.30